CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2021
Disclosure Of Convertible Debentures [Abstract]
CONVERTIBLE DEBENTURES [Text Block]

NOTE 16 - CONVERTIBLE DEBENTURES

On October 31, 2019, the Company closed a 2,353,333 convertible debenture unit offering at a price of $1.35 per debenture unit for gross proceeds $3,177,000. Each debenture consisted of a 12% secured convertible debenture with a maturity of two years from the date of issuance. If the holder converted their debenture unit, they were entitled to one common share and one share purchase warrant exercisable at $2.25 per share two years from the date of the convertible debenture closing October 31, 2021 at the holder's discretion.

If the closing price of the Common Shares of the Company was higher than $3.00 for any 10 consecutive trading days, the expiry date of the Warrants may be accelerated to the 30th day after the date of a news release announcing such acceleration. The debentures were secured to the facility subordinate to the mortgage currently on the facility.

As the debentures were convertible into units, the liability and equity components were presented separately on the consolidated statement of financial position. The initial carrying amount of the financial liability was determined by discounting the stream of future payments of interest and principal at a market interest rate of 16% totaling $2,878,539. Using the residual method, the carrying amount of the conversion feature is the difference between the principal amount and the initial carrying value of the financial liability. The equity component was recorded in debenture reserves on the consolidated statement of financial position totaling $298,461. The debentures, net of the equity components were accreted using the effective interest method over the term of the debentures, such that the carrying amount of the financial liability was equal to the principal balance at maturity.

During the year ended December 31, 2020, the Company settled principal plus accrued interest of $3,418,390 relating to the debentures through the issuance of 2,532,140 units. Accordingly, the Company reallocated $298,461 from debenture reserves to share capital.

During the year ended December 31, 2021, the Company recorded interest expense of $nil, (2020 - $169,552, the eight months ended December 31, 2019 - $63,713) and accretion expense of $nil (2020 - $58,405, the eight months ended December 31, 2019 - $13,259).